Interests in associates and joint ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
Carrying amount at the beginning of the year	$ 1,101	$ 1,243
Additions	1	3
Acquisition of the Credit Suisse Group	1,569	0
Reclassifications	(33)	(44)
Share of comprehensive income	(365)	(41)
of which: share of net profit	(348)	32	$ 105
of which: share of other comprehensive income	(17)	(73)
Share of changes in retained earnings	(1)	0
Dividends received	(90)	(31)
Foreign currency translation	192	(30)
Carrying amount at the end of the year	2,373	1,101	$ 1,243
Share of profit (loss) of associates	(383)	27
Share of profit (loss) of joint ventures	34	5
Share of other comprehensive income of associates	(17)	(73)
Joint ventures
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: joint ventures	209	3
Associates
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	2,164	1,098
of which: SIX Group AG, Zurich
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	1,646	954
of which: other associates
Disclosure Of Investments In Associates And Joint Ventures [Line Items]
of which: associates	$ 519	$ 144